SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
SEGMENT REPORTING
SEGMENT REPORTING

12. SEGMENT REPORTING

The management of the Company considers the business to currently have three operating segments (i) the development of the Bio-RFID™” and “ChromaID” technologies; (ii) Particle, Inc. technology; and (iii) AI sales of NFT products. Particle commenced operations in the three months ended June 30, 2020. AI commenced operations during the nine months ended June 30, 2022.

The reporting for the three and nine months ended June 30, 2022 and 2021 was as follows (in thousands):

		Segment
		Operating	Segment
Segment	Revenue	(Loss)	Assets
Three Months Ended June 30, 2022
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(2,838)	$7,522
Particle, Inc. technology	-	(23)	-
Digital asset sales	-	(164)	2,105
Total segments	$-	$(3,025)	$9,627

Three Months Ended June 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(1,719)	$13,993
Particle, Inc. technology	-	(144)	33
Total segments	$-	$(1,863)	$14,026

		Segment
		Operating	Segment
Segment	Revenue	Profit (Loss)	Assets
Nine Months Ended June 30, 2022
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(7,616)	$7,522
Particle, Inc. technology	-	(45)	-
Digital asset sales	4,360	923	2,105
Total segments	$4,360	$(6,738)	$9,627

Nine Months Ended June 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$(7,088)	$13,993
Particle, Inc. technology	-	(940)	33
Total segments	$-	$8,028)	$14,026

During the nine months ended June 30, 2022 and 2021, the Company incurred non-cash expenses related to operations of $9,242,544 and $12,203,424, respectively.

14. SEGMENT REPORTING

The management of the Company considers the business to currently have two operating segments (i) the development of the Bio-RFID™” and “ChromaID™” technologies; (ii) Particle, Inc. technology. ) TransTech, a distributor of products for employee and personnel identification and authentication was shut down on June 30, 2020. Particle commenced operations in the three months ended June 30, 2020.

The reporting for the year ended September 30, 2021 and 2020 was as follows (in thousands):

		Gross	Operating	Segment
Segment	Revenue	Margin	(Loss)	Assets
Year Ended September 30, 2021
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(9,373)	$12,867
Particle, Inc. technology	-	-	(1,073)	22
TransTech distribution business	-	-	-	-
Total segments	$-	$-	$(10,446)	$12,889

Year Ended September 30, 2020
Development of the Bio-RFID™” and “ChromaID™” technologies	$-	$-	$(5,481)	$4,360
Particle, Inc. technology	-	-	(1,280)	322
TransTech distribution business	122	70	(65)	-
Total segments	$122	$70	$(6,826)	$4,682

During years ended September 30, 2021 and 2020, the Company incurred non-cash expenses related to operations of $3,979,584 and $2,990,072.